INVESTMENT PROPERTIES INVESTMENT PROPERTIES - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Jan. 31, 2019
Disclosure of detailed information about investment property [line items]
Decrease in debt obligations		$ 0		$ 11,499
Accounting policy change		0		726
Losses on change in fair value of derivatives and right-of-use investment properties		(2)	$ (1)
Commercial properties
Disclosure of detailed information about investment property [line items]
Decrease in debt obligations		0		10,701
Accounting policy change		0		704
Right-of-use assets		$ 732
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent		25.00%
BSREP III
Disclosure of detailed information about investment property [line items]
Consideration transferred, acquisition-date fair value	$ 15,000				$ 1,000
Controlling interest (as a percentage)	25.00%				7.00%
Owner-occupied property measured using investment property fair value model [member]
Disclosure of detailed information about investment property [line items]
Right-of-use assets		$ 741	$ 752
Investment properties | BSREP III
Disclosure of detailed information about investment property [line items]
Decrease in debt obligations	$ 11,499
Investments accounted for using equity method | BSREP III
Disclosure of detailed information about investment property [line items]
Decrease in debt obligations	1,434	$ 0		$ 1,434
Other property, plant and equipment [member] | BSREP III
Disclosure of detailed information about investment property [line items]
Decrease in debt obligations	789
Debt obligations | BSREP III
Disclosure of detailed information about investment property [line items]
Decrease in debt obligations	$ 13,601